Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent [Member] - USD ($)	Sep. 30, 2020	Sep. 30, 2019
ASSETS
Long term investment	$ 8,869,462	$ 8,226,779
Total assets	8,869,462	8,226,779
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities
Shareholders’ equity
Ordinary shares (par value of $0.001 per share; 100,000,000 shares authorized as of September 30, 2019 and 2020; 7,800,000 shares issued and outstanding as of September 30, 2019 and 2020, respectively)	7,800	7,800
Subscription receivable	(7,800)	(7,800)
Receivables due from a shareholder	(4,737,521)	(4,835,920)
Additional paid-in capital	12,078,058	12,078,058
Statutory reserve	212,842	187,973
Retained earnings	1,575,630	1,453,325
Accumulated other comprehensive loss	(259,547)	(656,657)
Total shareholders’ equity	8,869,462	8,226,779
Total liabilities and shareholders’ equity	$ 8,869,462	$ 8,226,779